NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Sep. 30, 2020
Summary of Changes in Noncontrolling Interest
The following table presents the changes in the Company’s noncontrolling interests during the years ended September 30, 2018, 2019 and 2020.

	Zhengbao Yucai	NetinNet	Jiangsu Asset	Beijing Ruida	Total
	US$	US$	US$	US$	US$
Balance as of September 30, 2018	15,319	8,719	1,059	40,394	65,491

Capital contribution from noncontrolling interest shareholders	29	—	—	—	29
Purchase of equity interests from noncontrolling interest shareholders	—	—	—	(7,119)	(7,119)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(463)	(372)	(39)	(1,261)	(2,135)
Cash dividends paid to noncontrolling interests by a subsidiary	—	(291)	—	—	(291)
(Loss) gain attributed to noncontrolling interest shareholders	(6,173)	1,808	(55)	(640)	(5,060)

Balance as of September 30, 2019	8,712	9,864	965	31,374	50,915

Capital contribution from noncontrolling interest shareholders	—	367	—	—	367
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	426	531	53	1,516	2,526
Cash dividends paid to noncontrolling interests by a subsidiary	—	(847)	—	(1,699)	(2,546)
(Loss) gain attributed to noncontrolling interest shareholders	(1,017)	506	101	(1,883)	(2,293)

Balance as of September 30, 2020	8,121	10,421	1,119	29,308	48,969

Schedule Discloses Effect of Changes in Ownership Interest
The schedule below discloses the effect of changes in the ownership interest on the Company’s equity:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Net income attributable to the Company	11,626	21,254	10,430
Transfers from noncontrolling interest:
Increase in the Group’s additional paid-in capital in relation to capital contribution made by Jiangsu Asset’s noncontrolling interest	29	—	—
Increase in the Group’s additional paid-in capital in relation to share purchase from noncontrolling interests of Beijing Ruida	—	810	—
Changes from net income attributable to the Company’s shareholders and transfer from noncontrolling interests	11,655	22,064	10,430